Shareholders’ Equity (Deficit) (Details) - Schedule of financial statements with respect to the Plans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial statements with respect to the Plans [Abstract]
Total cost of share-based payment plans during the year	$ 893,979	$ 564,667
Amounts capitalized in deferred equity compensation	(165,000)
Amounts charged against income for amounts previously capitalized	13,750
Amounts charged against income, before income tax benefit	742,729	564,667
Amount of related income tax benefit recognized in income